Other Operating Expenses - Summary of Other Operating Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Interconnection	¥ 21,037	¥ 20,692	¥ 21,762
Credit impairment losses	5,761	4,635	3,392
Write-down of inventories	171	155	297
(Gain)/loss on disposal of property, plant and equipment	(64)	8	8
Write-off and impairment of property, plant and equipment	2,975	1,250	12,593
Auditors' remuneration
- audit services	111	108	107
- tax services	2	3	3
- other services	10	6	12
Other operating expenses - others	16,241	13,918	19,312
Other operating expenses	¥ 46,244	¥ 40,775	¥ 57,486